SUPPLEMENT DATED OCTOBER 15, 2001
                 TO PROSPECTUS DATED MAY 1, 2001 FOR
                     MONTANA TAX-FREE FUND, INC.
                       ND TAX-FREE FUND, INC.
                  SOUTH DAKOTA TAX-FREE FUND, INC.

I.  The forth paragraph on page 28 is replaced with the following:

FUND SERVICE PROVIDERS
The custodian of the assets of the funds is Wells Fargo Bank Minnesota, NA, Institutional Trust & Custody, MAC# N9310-060, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479. ND Resources, a wholly-owned subsidiary of ND Holdings, is the funds' transfer agent. As transfer agent, ND Resources performs bookkeeping, data processing, accounting and other administrative services for the operation of the funds, and the maintenance of shareholder accounts.

II. Under "Custodian" on page 38 is replaced with the following:

                            CUSTODIAN
                 Wells Fargo Bank Minnesota, NA
                 Institutional Trust & Custody
                         MAC# N9310-060
                 801 Nicollet Mall, Suite 700
                    Minneapolis, MN 55479


                  SUPPLEMENT DATED OCTOBER 15, 2001
    TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 FOR
                     MONTANA TAX-FREE FUND, INC.
                      ND TAX-FREE FUND, INC.
                  SOUTH DAKOTA TAX-FREE FUND, INC.

I.  The first paragraph on page B-18 is replaced with the following:

CUSTODIAN AND TRANSFER AGENT
Wells Fargo Bank Minnesota, NA, Institutional Trust & Custody, MAC# N9310-060, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479 performs custodial services for the securities and cash of the Funds. ND Resources, Inc. ("ND Resources" or "Transfer Agent"), a wholly-owned subsidiary of ND Holdings, 1 North Main, Minot, North Dakota 58703, is the Funds' Transfer Agent. As Transfer Agent, ND Resources performs many of the Funds' clerical and administrative functions. For its services, each Fund pays ND Resources a monthly fee ranging from 0.16 of 1% of the net asset value of all the respective Fund's outstanding shares up to $10 million down to 0.09 of 1% for net assets in excess of $50 million. ND Resources also provides internal accounting and related services for each Fund, for which it is paid a monthly fee of $2,000 plus 0.05% of the respective Fund's average daily net assets on an annual basis for the first $50 million down to 0.01% for the net assets in excess of $500 million.